Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 12, 2014
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 11, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 11, 2014
Prospectus Date	rr_ProspectusDate	Feb. 12, 2014
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GYEN
AdvisorShares Gartman Gold/British Pound ETF (Prospectus Summary) | AdvisorShares Gartman Gold/British Pound ETF | AdvisorShares Gartman Gold/British Pound ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGBP
AdvisorShares Gartman Gold/Euro ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Euro ETF | AdvisorShares Gartman Gold/Euro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEUR
AdvisorShares International Gold ETF (Prospectus Summary) | AdvisorShares International Gold ETF | AdvisorShares International Gold ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDE